Summary of Significant Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 28, 2023	Aug. 31, 2023 JPY (¥)	Aug. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥) customers ¥ / shares shares	Apr. 30, 2023 USD ($) customers $ / shares	Apr. 30, 2022 JPY (¥) customers ¥ / shares shares	Apr. 30, 2021 JPY (¥) customers ¥ / shares	Jun. 30, 2023 shares	Apr. 30, 2023 USD ($) customers shares	Mar. 27, 2023 shares	Mar. 22, 2023 shares
Significant Accounting Policies [Line Items]
Accumulated deficit				¥ (4,382,252)		¥ (2,416,761)			$ (32,225)
Cash and cash equivalents				¥ 2,135,513		¥ 1,795,963			$ 15,703
Foreign exchange rate				135.99					135.99
Description of the stock split arrangement	600-for-one
Common stock, shares authorized | shares				52,142,400		46,260,600		52,142,400	52,142,400	86,904	1,000,000
Revenue concentration risk number of customers | customers				3	3	3	2
Concentration risk, revenue benchmark percentage				10.00%	10.00%	10.00%	10.00%
Accounts receivable concentration risk number of customers | customers				2		2			2
Concentration risk, accounts receivable benchmark percentage				10.00%		10.00%			10.00%
Gain and loss on foreign currency transaction				¥ 0		¥ 0	¥ 0
Time deposits				50,002		50,001			$ 368
Allowance for doubtful accounts				0		0
Accounts receivable-other				0
Inventory valuation reserves				0		0
Deferred offering costs				260,689		75,024			$ 1,917
Contract assets				0		0
Advertising expense				497,753	$ 3,660	9,465	958
Operating Income (Loss)				¥ (1,980,541)	$ (14,564)	¥ (1,097,716)	¥ (750,507)
Net loss per share attributable to common stockholder, Basic | (per share)				¥ (290.28)	$ (2.13)	¥ (184.91)	¥ (126.58)
Net loss per share attributable to common stockholder, Diluted | (per share)				¥ (290.28)	$ (2.13)	¥ (184.91)	¥ (126.58)
Applicable Consumption Tax Rate				10.00%					10.00%
Consumption Tax Rate Subject to Exceptions				8.00%					8.00%
Consumption Tax Refunds				¥ 144,752		¥ 48,325			$ 1,064
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Japan, Yen
Significant Accounting Policies [Line Items]
Percentage of total revenue				26.00%	26.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Commissioned Research and Development Fees [Member]
Significant Accounting Policies [Line Items]
Percentage of total revenue				63.00%	63.00%	80.00%	76.00%
Patents [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life				8 years					8 years
Other Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life				5 years					5 years
Construction in Progress [Member]
Significant Accounting Policies [Line Items]
Interest costs capitalized				¥ 0
New Head Office [Member] | Revision of Prior Period, Adjustment [Member]
Significant Accounting Policies [Line Items]
Operating Income (Loss)				¥ 12,808	$ 94
Net loss per share attributable to common stockholder, Basic | (per share)				¥ 1.89	$ 0.01
Net loss per share attributable to common stockholder, Diluted | (per share)				¥ 1.89	$ 0.01
Subsequent Event [Member] | IPO [Member]
Significant Accounting Policies [Line Items]
Cash received on stock transaction after deduction of issuance costs		¥ 1,509,656	$ 11,101